Feb. 19, 2020
MML Inflation-Protected and Income Fund
MML Inflation-Protected and Income Fund
MML SERIES INVESTMENT FUND II
MML Inflation-Protected and Income Fund
(the “Fund”)
Supplement dated February 19, 2020 to the
Prospectus dated May 1, 2019 and the
Summary Prospectus dated May 1, 2019

This supplement provides new and additional information beyond that contained in the Prospectus and Summary Prospectus, and any previous supplements. It should be retained and read in conjunction with the Prospectus and Summary Prospectus, and any previous supplements.

The following information replaces the information for the Fund found in the first paragraph under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance (page 38 of the Prospectus):

Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in inflation-indexed bonds and other income-producing securities. Inflation-indexed bonds are instruments indexed or otherwise linked to general measures of inflation because their principal is typically adjusted to reflect general movements of inflation in the country of issue. The Fund may invest in securities of any maturity. The Fund may invest in inflation-indexed bonds issued by the U.S. and non-U.S. governments or their agencies or instrumentalities, by government-sponsored enterprises, or by corporations. The Fund expects to enter into total return swaps based on one or more inflation indexes or on inflation-indexed bonds or other inflation derivatives, as a substitute for purchasing certain inflation-indexed bonds or otherwise to adjust the inflation-sensitivity of the portfolio. Use of total return swaps will create leverage in the Fund.

The following information for the Fund found in the sixth paragraph under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance is hereby deleted (page 39 of the Prospectus):

The Fund will seek to potentially earn additional income by entering into reverse repurchase agreement transactions and investing the proceeds of those transactions in additional securities of a nature described above. Use of reverse repurchase agreements is a form of borrowing and creates leverage in the Fund.

The following information replaces the information for the Fund found in the seventh and eighth paragraphs under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance (page 39 of the Prospectus):

In addition to the total return swaps and other derivatives referred to above, the Fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivative transactions, including, but not limited to, total return swaps (for hedging purposes or to adjust various portfolio characteristics, including the duration (interest rate volatility) of the Fund’s portfolio, or as a substitute for direct investments), interest rate swaps (for hedging purposes, to adjust various portfolio characteristics, including the duration (interest rate volatility) of the Fund’s portfolio, or as a substitute for direct investments), credit default swaps (for hedging purposes or as a substitute for direct investments), and futures contracts, foreign currency futures and forward contracts, including derivatives thereof  (for hedging purposes, to adjust various portfolio characteristics, including the duration (interest rate volatility) of the Fund’s portfolio, or as a substitute for direct investments or to gain market exposure). The Fund may also enter into forward commitment transactions. The Fund may invest in common stocks, exchange-traded funds (“ETFs”), or other equity securities and derivatives thereof for hedging purposes or to enhance total return. The use of such techniques may have the effect of creating investment leverage in the Fund.

The paragraph labeled “Reverse Repurchase Agreement Transaction Risk” found under the heading Principal Risks in the section titled Investments, Risks, and Performance (page 41 of the Prospectus) is hereby deleted in full.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE